UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 27, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:             David A. Charnes
Address:          CSX Capital Management, Inc.
                  500 Water St. J-110
                  Jacksonville, FL  32202

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David A. Charnes
Title:            Vice President
Phone:            (904) 366.4592

Signature, Place, and Date of Signing

/s/ David A. Charnes               Jacksonville, FL           October 29, 2002
--------------------

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $92,885,051


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Form 13F INFORMATION TABLE

                                                                                                 Voting Authority Shares
                                                                                                 -----------------------
                                                          Shares or Share/ PUT/   Invest.    Other
Name of Issuer         Title of Class CUSIP     Value     Prin Amt  PRN    CALL  Discretion  Mgrs. Sole    Shared  None
--------------         -------------- -----     -----     --------- ------ ----  ----------  ----- ------  ------  ----


GENUINE PT CO                Common  372460-10  2,543,120    83,000                Sole             83,000
CHUBB CORP                   Common  171232-10  3,015,650    55,000                Sole             55,000
CATERPILLER INC COM          Common  149123-10  2,977,600    80,000                Sole             80,000
INTL BUSINESS MACH CORP COM  Common  459200-10  2,685,940    46,000                Sole             46,000
SCHERING-PLOUGH CORP COM     Common  806605-10  2,771,600   130,000                Sole            130,000
KIMBERLY-CLARK CORP          Common  494368-10  3,681,600    65,000                Sole             65,000
PITNEY BOWES INC COM         Common  724479-10  3,353,900   110,000                Sole            110,000
BELLSOUTH CORP COM           Common  079860-10  2,004,912   109,200                Sole            109,200
MERCK & COMPANY              Common  589331-10  3,199,700    70,000                Sole             70,000
FORTUNE BRANDS INC           Common  349631-10  2,600,950    55,000                Sole             55,000
HEWLETT-PACKARD CO           Common  428236-10  2,509,050   215,000                Sole            215,000
DOW JONES & CO INC COM       Common  260561-10  1,056,275    27,500                Sole             27,500
CHEVRON TEXACO CORP          Common  166764-10  2,700,750    39,000                Sole             39,000
INTL PAPER CO COM            Common  460146-10  2,671,200    80,000                Sole             80,000
V F CORP COM                 Common  918204-10  3,598,000   100,000                Sole            100,000
WEYERHAEUSER CO              Common  962166-10  2,845,050    65,000                Sole             65,000
GATX CORP                    Common  361448-10  1,485,000    75,000                Sole             75,000
ELECTRA DATA SYS CORP COM    Common  285661-10  1,887,300   135,000                Sole            135,000
DEERE & CO                   Common  244199-10  3,726,900    82,000                Sole             82,000
EATON CORP                   Common  278058-10  3,187,000    50,000                Sole             50,000
MORGAN J P CHASE & CO        Common  46625H-10  2,373,750   125,000                Sole            125,000
NATL CY CORP                 Common  635405-10  3,566,250   125,000                Sole            125,000
MARSH & MC LENNAN CO'S INC   Common  571748-10  3,322,872    79,800                Sole             79,800
ROWAN CO INC COM             Common  779382-10  2,982,400   160,000                Sole            160,000
VERIZON COMMUNICATIONS COM   Common  92343V-10  1,372,000    50,000                Sole             50,000
SBC COMMUNICATIONS INC.      Common  78387G-10  2,194,920   109,200                Sole            109,200
MAYTAG CORP COM              Common  578592-10  2,503,440   108,000                Sole            108,000
EMERSON ELEC CO              Common  291011-10    984,256    22,400                Sole             22,400
UTD TECHNOLOGIES CORP COM    Common  913017-10  2,824,500    50,000                Sole             50,000
PPG IND INC COM              Common  693506-10  2,413,800    54,000                Sole             54,000
BRISTOL MYERS SQUIBB CO COM  Common  110122-10  2,891,700   121,500                Sole            121,500
SOUTHTRUST CORP COM          Common  844730-10  3,637,500   150,000                Sole            150,000
LINCOLN NATIONAL             Common  534187109  2,612,025    85,500                Sole             85,500
CONOCO PHILLIPS              Common  20825C104  2,919,501    63,138                Sole             63,138
T. ROWE PRICE                Common  74144T108  1,784,640    71,500                Sole             71,500
GRAND TOTAL                                    92,885,051 3,046,738                              3,046,738
